Capital Structure	6 Months Ended
Jun. 30, 2025
Capital Structure [Abstract]
Capital Structure
11.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 12 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on March 21, 2025 and are supplemented by the below new activities into the six-month period.

(a)	Common Stock

i)	Dividends

On May 26, 2025, the Company declared a regular quarterly cash dividend of $0.05 per share for the first quarter of 2025, to all shareholders of record as of June 27, 2025. The dividends amounting to $1,045 were paid on July 10, 2025 (Note 16) and are included in “Other current liabilities” as of June 30, 2025 in the unaudited interim condensed consolidated balance sheets.

On March 5, 2025, the Company declared a regular quarterly dividend of $0.10 per share for the fourth quarter of 2024, to all shareholders of record as of March 27, 2025. The dividends amounting to $2,090 were paid on April 10, 2025.

On January 10, 2025, the Company paid a regular quarterly dividend of $0.26 per share or $5,297 for the third quarter of 2024 to all shareholders of record as of December 27, 2024.

Total dividends declared in the six-month period ended June 30, 2025, amounted to $3,135.

(b)	Warrants

All warrants are classified in equity, according to the Company’s significant accounting policy.

Class E Warrants

As of June 30, 2025, the number of remaining Class E Warrants outstanding is 2,694,599 at an exercise price of $4.03 per share. As of June 30, 2025, the number of common shares that can potentially be issued under the outstanding Class E warrants are 269,459.

Class D Warrants

The Company’s previously issued Class D Warrants expired according to their terms on April 2, 2025.